Derivative Liabilities - Schedule of Black-Scholes Option Pricing Model (Details) - Black-Scholes Option Pricing Model [Member]									1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023		Nov. 21, 2023		Dec. 31, 2022		Jul. 15, 2022		Dec. 31, 2023		Sep. 30, 2024		Dec. 31, 2022
Derivative Liabilities - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Risk-free interest rate			4.41%		4.73%		3.12%				3.58%		4.73%
Expected life			5 years	[1],[2]	9 months	[2]	7 months 6 days	[1],[2]					9 months [1]
Expected dividend rate	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Expected volatility	100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%
Minimum [Member]
Derivative Liabilities - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Risk-free interest rate	3.84%								3.84%
Expected life	3 years 3 months 25 days	[2]							3 years 3 months 25 days	[1]	2 years 6 months 25 days	[2]
Maximum [Member]
Derivative Liabilities - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Risk-free interest rate	4.01%								4.01%
Expected life	4 years 10 months 24 days	[2]							4 years 10 months 24 days	[1]	4 years 1 month 24 days	[2]

[1]	On April 28, 2023, the Company amended the warrant agreements for the 231,828 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.
[2]	On April 28, 2023, the Company amended the warrant agreements for the 231,828 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023, compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.